Segment Information by geographical area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment information by geographical area
External sales	$ 237,128	$ 280,999	$ 205,863
Property, plant and equipment, intangible assets, net	141,999	139,032	139,043
Capital expenditures	24,860	19,802	16,589
France
Segment information by geographical area
External sales	55,610	58,411	43,316
Property, plant and equipment, intangible assets, net	16,863	13,080	14,204
Capital expenditures	4,166	1,632	2,157
Rest of Europe
Segment information by geographical area
External sales	97,662	122,641	85,072
Property, plant and equipment, intangible assets, net	24,486	26,382	29,660
Capital expenditures	3,757	2,743	3,027
North America
Segment information by geographical area
External sales	22,219	33,188	22,998
Property, plant and equipment, intangible assets, net	11,228	13,292	12,229
Capital expenditures	3,153	5,304	1,680
Africa
Segment information by geographical area
External sales	21,709	24,582	19,520
Property, plant and equipment, intangible assets, net	38,658	39,410	41,593
Capital expenditures	4,877	3,253	3,696
Rest of the world
Segment information by geographical area
External sales	39,928	42,177	34,957
Property, plant and equipment, intangible assets, net	50,764	46,867	41,357
Capital expenditures	$ 8,907	$ 6,870	$ 6,029